Accounts Payable and Accrued Expenses - Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES CURRENT [Abstract]
Trade payable	$ 15,470	$ 21,614
Rent payable	183	230
Professional fees payable	1,433	429
Total accounts payable	$ 17,086	$ 22,273